Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Feb. 28, 2017
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Current marketable investment securities	$ 132,593	$ 48,995
Restricted marketable investment securities			$ 390
Total marketable investment securities	132,593	48,995	390
Restricted cash and cash equivalents	58,323	58,255	60,677
Other investment securities	97,306	98,050	106,874
Total other investment securities	97,306	98,050	106,874
Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$ 288,222	$ 205,300	$ 167,941
Maximum maturities of commercial paper	365 days
Maximum maturities of corporate securities	18 months
NagraStar L.L.C
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Ownership interest in equity method investment				50.00%
NagraStar L.L.C
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Ownership interest in equity method investment	50.00%			50.00%